Plant Restructuring (table)	12 Months Ended
Mar. 31, 2014
Restructuring And Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
		Long-Lived
		Asset	Other
	Severance	Charges	Costs	Total
	(In thousands)

Balance March 31, 2011	$456	$0	$520	$976
First-quarter charge to expense	54	0	0	54
Second-quarter (credit) charge to expense	(19)	0	4	(15)
Cash payments/write offs	(454)	0	(524)	(978)
Balance March 31, 2012	37	0	0	37
Third-quarter charge to expense	0	1,107	1,403	2,510
Fourth-quarter charge to expense	0	109	878	987
Cash payments/write offs	(17)	(42)	(1,974)	(2,033)
Balance March 31, 2013	20	1,174	307	1,501
First-quarter charge to expense	0	0	154	154
Second-quarter charge to expense	0	341	6	347
Cash payments/write offs	(10)	(1,515)	(467)	(1,992)
Balance March 31, 2014	$10	$0	$0	$10